VARIABLE INTEREST ENTITIES - Financial Information of Gimi MS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet
Current assets	$ 739,866	$ 815,564
Total current liabilities	(841,524)	(545,780)
Golar Gimi | Variable interest entity, primary beneficiary
Balance sheet
Current assets	139,911	17,359
Non-current assets	1,795,646	1,702,148
Total current liabilities	(186,149)	(168,370)
Non-current liabilities	(602,819)	(585,678)
Statement of cash flows
Additions to asset under development	204,997	308,093	$ 267,421
Capitalized financing costs	(1,251)	(1,780)	(2,748)
Net debt receipts	70,000	95,000	125,000
Net debt repayments	(29,167)	0
Proceeds from subscription of equity interest	$ 45,206	$ 80,021	$ 39,275